UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER: 811-05083

VANECK VIP TRUST

(Exact name of registrant as specified in its charter)

666 Third Avenue, New York, NY	10017
(Address of principal executive offices)	(Zip Code)

Van Eck Associates Corporation

666 Third Avenue

New York, NY 10017

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212)293-2000

Date of fiscal year end:	December 31, 2017
Date of reporting period:	September 30, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1 -5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. Schedule of Investments.

VANECK VIP EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS

September 30, 2018 (unaudited)

Number of Shares		Value
COMMON STOCKS: 92.0%
Argentina: 0.4%
78,000	Grupo Supervielle SA (ADR)	$598,260
Brazil: 3.4%
340,400	Fleury SA	1,795,328
548,900	International Meal Co. Alimentacao SA	873,934
849,000	Movida Participacoes SA	1,231,912
81,400	Smiles Fidelidade SA	927,164
		4,828,338
China / Hong Kong: 37.8%
59,640	Alibaba Group Holding Ltd. (ADR) *	9,826,286
1,128,000	A-Living Services Co. Ltd. * # Reg S 144A	1,743,581
36,100	Baozun, Inc. (ADR) *	1,753,738
1,230,000	Beijing Capital International Airport Co. Ltd. #	1,491,804
3,706,000	Beijing Enterprises Water Group Ltd. #	1,975,726
3,588,969	China Animal Healthcare Ltd. * # § ∞	0
3,238,000	China Maple Leaf Educational Systems Ltd. #	1,700,018
627,000	China Medical System Holdings Ltd. #	873,083
2,310,000	China ZhengTong Auto Services Holdings Ltd. #	1,512,448
1,732,937	Focus Media Information Technology Co. Ltd. #	2,138,388
2,015,000	Fu Shou Yuan International Group Ltd. #	1,573,459
451,000	Galaxy Entertainment Group Ltd. #	2,849,002
108,992	Han’s Laser Technology Industry Group Co. Ltd. #	670,928
74,000	Huazhu Group Ltd. (ADR)	2,390,200
24,354	Kweichow Moutai Co. Ltd. #	2,584,586
731,000	Ping An Insurance Group Co. of China Ltd. #	7,405,177
84,000	Shenzhou International Group Holdings Ltd. #	1,077,814
31,000	Silergy Corp. #	558,408
136,000	Sunny Optical Technology Group Co. Ltd. #	1,570,129
234,200	Tencent Holdings Ltd. #	9,562,580
556,000	Yihai International Holding Ltd. #	1,260,696
		54,518,051
Egypt: 1.3%
295,750	Commercial International Bank Egypt SAE #	1,382,636
958,000	Juhayna Food Industries #	535,767
		1,918,403
Georgia: 1.6%
62,700	Bank of Georgia Group Plc (GBP) #	1,400,267
60,700	Georgia Capital Plc (GBP) *	882,623
		2,282,890
Germany: 0.7%
20,000	Delivery Hero SE * # Reg S 144A	960,380
India: 8.2%
96,000	Cholamandalam Investment and Finance Co. Ltd. #	1,550,836
124,600	HDFC Bank Ltd. #	3,445,911
29,900	HDFC Bank Ltd. (ADR)	2,813,590
75,185	Motilal Oswal Financial Services Ltd. #	681,356
165,800	Phoenix Mills Ltd. #	1,283,494
73,500	Quess Corp. Ltd. * Reg S 144A	902,400
104,000	Titan Co. Ltd. #	1,154,041
		11,831,628
Indonesia: 2.0%
9,340,000	Bank Rakyat Indonesia Persero Tbk PT #	1,973,715
6,650,000	Bank Tabungan Pensiunan Nasional Syariah Tbk PT *	743,029
724,200	Link Net Tbk PT #	204,468
		2,921,212
Kenya: 0.8%
4,477,000	Safaricom Plc #	1,090,567
Kuwait: 0.8%
102,455	Human Soft Holding Co. KSC	1,098,215
Malaysia: 1.6%
1,062,000	Malaysia Airports Holdings Bhd #	2,283,172
Mexico: 3.1%
476,000	Qualitas Controladora SAB de CV	1,265,162
248,800	Regional SAB de CV	1,568,661
663,000	Unifin Financiera SAB de CV SOFOM ENR	1,683,185
		4,517,008
Peru: 0.8%
5,015	Credicorp Ltd. (USD)	1,118,746
Philippines: 4.0%
2,959,000	Ayala Land, Inc. #	2,193,360
9,280,000	Bloomberry Resorts Corp. #	1,505,843
955,200	International Container Terminal Services, Inc. #	1,662,507
293,010	Robinsons Retail Holdings, Inc.	432,221
		5,793,931
Poland: 0.6%
15,539	Kruk SA #	845,858
Russia: 2.5%
178,480	Sberbank of Russia PJSC (ADR) #	2,256,787
41,437	Yandex NV (USD) *	1,362,863
		3,619,650
South Africa: 5.4%
606,000	Advtech Ltd.	636,372
24,675	Naspers Ltd. #	5,313,733
1,457,924	Transaction Capital Ltd.	1,823,790
		7,773,895
South Korea: 2.4%
8,100	Koh Young Technology, Inc. #	796,859
1,475	Samsung Biologics Co. Ltd. * # Reg S 144A	709,803
8,450	Samsung SDI Co. Ltd. #	1,967,933
		3,474,595
Spain: 2.5%
116,203	CIE Automotive SA #	3,625,785
Switzerland: 0.7%
27,600	Wizz Air Holdings Plc (GBP) * # Reg S 144A	1,032,891
Taiwan: 4.8%
292,000	Basso Industry Corp. #	514,093
349,000	Chroma ATE, Inc. #	1,674,129
139,712	Gourmet Master Co. Ltd. #	1,198,440
150,010	Poya International Co. Ltd. #	1,366,948
167,000	TaiMed Biologics, Inc. * #	1,029,411
123,000	Taiwan Semiconductor Manufacturing Co. Ltd. #	1,049,625
		6,832,646
Thailand: 2.9%
1,112,000	CP ALL PCL #	2,372,986
1,243,478	Srisawad Corp. PCL (NVDR) #	1,858,396
		4,231,382
Turkey: 2.3%
152,283	AvivaSA Emeklilik ve Hayat AS	290,935
624,759	Dogtas Kelebek Mobilya Sanayi ve Ticaret AS * #	123,833
470,140	MLP Saglik Hizmetleri AS * # Reg S 144A	942,834
539,968	Sok Marketler Ticaret AS * #	791,884
335,000	Tofas Turk Otomobil Fabrikasi AS #	1,184,940
		3,334,426
United Arab Emirates: 0.7%
23,300	NMC Health Plc (GBP) #	1,029,976
United Kingdom: 0.0%
1,235,312	Hirco Plc * # § ∞	0
United States: 0.4%
38,000	Laureate Education, Inc. *	586,720
Uruguay: 0.3%
184,910	Biotoscana Investments SA (BDR) *	416,655
Total Common Stocks (Cost: $119,112,655)		132,565,280
PREFERRED STOCKS: 5.8%
Brazil: 1.1%
146,760	Itau Unibanco Holding SA, 7.48%	1,603,674
South Korea: 4.7%
197,600	Samsung Electronics Co. Ltd., 3.01% #	6,739,591
Total Preferred Stocks (Cost: $5,827,132)		8,343,265
MONEY MARKET FUND: 1.9% (Cost: $2,763,511)
2,763,511	AIM Treasury Portfolio - Institutional Class	2,763,511
Total Investments: 99.7% (Cost: $127,703,298)		143,672,056
Other assets less liabilities: 0.3%		451,409
NET ASSETS: 100.0%		$144,123,465

Definitions:

ADR	American Depositary Receipt
BDR	Brazilian Depositary Receipt
GBP	British Pound
NVDR	Non-Voting Depositary Receipt
USD	United States Dollar

Footnotes:

*	Non-income producing
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $102,282,882 which represents 71.0% of net assets.
§	Illiquid Security — the aggregate value of illiquid securities is $0 which represents 0.0% of net assets.
∞	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $6,291,889, or 4.4% of net assets.

Summary of Investments by Sector	% of Investments	Value
Communication Services	12.8%	$18,461,375
Consumer Discretionary	26.1	37,512,509
Consumer Staples	5.6	7,978,140
Financials	25.9	37,192,594
Health Care	4.7	6,797,090
Industrials	7.7	11,019,195
Information Technology	11.5	16,495,062
Real Estate	2.4	3,476,854
Utilities	1.4	1,975,726
Money Market Fund	1.9	2,763,511
	100.0%	$143,672,056

The summary of inputs used to value the Fund’s investments as of September 30, 2018 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Argentina	$598,260	$—	$—	$598,260
Brazil	4,828,338	—	—	4,828,338
China / Hong Kong	13,970,224	40,547,827	0	54,518,051
Egypt	—	1,918,403	—	1,918,403
Georgia	882,623	1,400,267	—	2,282,890
Germany	—	960,380	—	960,380
India	3,715,990	8,115,638	—	11,831,628
Indonesia	743,029	2,178,183	—	2,921,212
Kenya	—	1,090,567	—	1,090,567
Kuwait	1,098,215	—	—	1,098,215
Malaysia	—	2,283,172	—	2,283,172
Mexico	4,517,008	—	—	4,517,008
Peru	1,118,746	—	—	1,118,746
Philippines	432,221	5,361,710	—	5,793,931
Poland	—	845,858	—	845,858
Russia	1,362,863	2,256,787	—	3,619,650
South Africa	2,460,162	5,313,733	—	7,773,895
South Korea	—	3,474,595	—	3,474,595
Spain	—	3,625,785	—	3,625,785
Switzerland	—	1,032,891	—	1,032,891
Taiwan	—	6,832,646	—	6,832,646
Thailand	—	4,231,382	—	4,231,382
Turkey	290,935	3,043,491	—	3,334,426
United Arab Emirates	—	1,029,976	—	1,029,976
United Kingdom	—	—	0	0
United States	586,720	—	—	586,720
Uruguay	416,655	—	—	416,655
Preferred Stocks
Brazil	1,603,674	—	—	1,603,674
South Korea	—	6,739,591	—	6,739,591
Money Market Fund	2,763,511	—	—	2,763,511
Total	$41,389,174	$102,282,882	$0	$143,672,056

During the period ended September 30, 2018, transfers of securities from Level 1 to Level 2 were $21,417,712 and transfers from Level 2 to Level 1 were $5,030,140. These transfers resulted primarily from changes in certain foreign securities valuation methodologies between the last close of the securities’ primary market (Level 1) and valuation by the pricing service (Level 2), which takes into account market direction or events occurring before the Fund’s pricing time but after the last local close, as described in the Notes to Schedules of Investments.

The following table reconciles the valuation of the Fund’s Level 3 investment securities and related transactions during the period ended September 30, 2018:

	Common Stocks
	China / Hong Kong	United Kingdom
Balance as of December 31, 2017	$0	$0
Realized gain (loss)	—	—
Net change in unrealized appreciation (depreciation)	0	0
Purchases	—	—
Sales	—	—
Transfers in and/or out of level 3	—	—
Balance as of September 30, 2018	$0	$0

See Notes to Schedules of Investments

VANECK VIP GLOBAL GOLD FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS

September 30, 2018 (unaudited)

Number of Shares		Value
COMMON STOCKS: 98.8%
Australia: 16.9%
612,618	Cardinal Resources Ltd. *	$201,488
497,192	Evolution Mining Ltd. #	953,349
1,034,210	Gold Road Resources Ltd. * #	508,540
12,900	Newcrest Mining Ltd. #	181,145
113,400	Northern Star Resources Ltd. #	680,802
132,639	OceanaGold Corp. (CAD)	400,489
586,000	West African Resources Ltd. * #	118,764
319,700	West African Resources Ltd. (CAD) *	64,353
		3,108,930
Canada: 66.5%
22,787	Agnico-Eagle Mines Ltd. (USD)	779,315
90,140	Alamos Gold, Inc. (USD)	415,545
42,000	Allegiant Gold Ltd. * # ø	13,169
37,800	Allegiant Gold Ltd. *	11,852
130,500	Argonaut Gold, Inc. *	144,478
39,900	Auryn Resources, Inc. *	42,629
543,088	B2Gold Corp. (USD) *	1,249,102
65,000	Barrick Gold Corp. (USD)	720,200
118,000	Bear Creek Mining Corp. *	121,504
770,147	Bonterra Resources, Inc. *	202,725
183,200	Columbus Gold Corp. *	36,877
304,465	Continental Gold, Inc. *	619,938
208,026	Corvus Gold, Inc. *	512,153
197,400	Eastmain Resources, Inc. *	25,981
112,019	First Mining Gold Corp. *	29,053
71,298	Gatling Exploration, Inc. * # §	14,473
51,206	Gold Standard Ventures Corp. (USD) *	88,074
49,300	Goldcorp, Inc. (USD)	502,860
100,100	Guyana Goldfields, Inc. *	220,869
121,700	IAMGOLD Corp. (USD) *	447,856
142,500	Kinross Gold Corp. (USD) *	384,750
79,152	Kirkland Lake Gold Ltd. (USD)	1,503,097
188,405	Leagold Mining Corp. *	272,765
352,000	Liberty Gold Corp. (a) * # § ø	121,271
338,442	Liberty Gold Corp. *	98,259
25,500	Lundin Gold, Inc. *	95,355
12,500	MAG Silver Corp. (USD) *	101,375
94,200	Midas Gold Corp. *	66,366
107,300	Nighthawk Gold Corp. *	33,229
99,000	Orezone Gold Corp. *	46,754
294,688	Orezone Gold Corp. *	139,171
13,800	Osisko Gold Royalties Ltd. (USD)	104,742
177,700	Osisko Mining, Inc. *	323,304
135,200	Otis Gold Corp. *	16,224
80,400	Premier Gold Mines Ltd. *	108,930
33,900	Pretium Resources, Inc. (USD) *	257,979
7,000	Probe Metals, Inc. *	6,503
122,000	Probe Metals, Inc. * # § ø	109,272
336,000	Pure Gold Mining, Inc. *	143,073
306,806	Rio2 Ltd. *	180,523
307,600	Sabina Gold & Silver Corp. *	285,774
174,800	Semafo, Inc. *	411,406
29,300	SSR Mining, Inc. (USD) *	255,203
43,200	TMAC Resources, Inc. * Reg S	156,860
21,900	Wheaton Precious Metals Corp. (USD)	383,250
172,248	Yamana Gold, Inc. (USD)	428,898
		12,232,986
Mexico: 2.5%
43,600	Fresnillo Plc (GBP) #	465,706
Monaco: 0.6%
6,300	Endeavour Mining Corp. (CAD) *	98,330
South Africa: 0.2%
12,500	Gold Fields Ltd. (ADR)	30,250
United Kingdom: 2.6%
6,750	Randgold Resources Ltd. (ADR)	476,213
United States: 9.5%
37,100	Newmont Mining Corp.	1,120,420
8,100	Royal Gold, Inc.	624,186
		1,744,606
Total Common Stocks (Cost: $17,009,480)		18,157,021
WARRANTS: 0.1%
Canada: 0.1%
61,000	Alio Gold, Inc. (CAD 3.44, expiring 01/22/20) * # §	340
42,000	Allegiant Gold Ltd. (CAD 1.20, expiring 01/30/20) * # § ø	1,219
80,000	Bonterra Resources, Inc. (CAD 0.56, expiring 12/28/19) * # §	3,252
27,985	Leagold Mining Corp. (CAD 3.70, expiring 05/24/20) # §	2,437
62,450	Liberty Gold Corp. (CAD 0.90, expiring 05/16/19) §	484
61,000	Probe Metals, Inc. (CAD 1.45, expiring 06/19/20) * # § ø	8,147
159,000	Pure Gold Mining, Inc. (CAD 0.85, expiring 05/24/20) * # §	7,386
Total Warrants (Cost: $26,865)		23,265
MONEY MARKET FUND: 2.7% (Cost: $502,148)
502,149	AIM Treasury Portfolio - Institutional Class	502,148
Total Investments: 101.6% (Cost: $17,538,493)		18,682,434
Liabilities in excess of other assets: (1.6)%		(293,779)
NET ASSETS: 100.0%		$18,388,655

Definitions:
ADR	American Depositary Receipt
CAD	Canadian Dollar
GBP	British Pound
USD	United States Dollar

Footnotes:
(a)	Units — each unit consists of one common share of stock and one warrant of Liberty Gold Corp.
*	Non-income producing
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $3,189,272 which represents 17.3% of net assets.
§	Illiquid Security — the aggregate value of illiquid securities is $268,281 which represents 1.5% of net assets.
ø	Restricted Security - the aggregate value of restricted securities is $253,078, or 1.4% of net assets.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

Schedule of Open Forward Foreign Currency Contracts – September 30, 2018

Counterparty	Currency to be sold		Currency to be purchased		Settlement Date	Unrealized Appreciation
State Street Bank And Trust Company	USD	108,062	CAD	140,800	10/4/2018	$953

Definitions:
CAD	Canadian Dollar
USD	United States Dollar

Restricted securities held by the Fund as of September 30, 2018 are as follows:

Security	Security Type	Acquisition Date	Number of Shares	Acquisition Cost	Value
Allegiant Gold Ltd.	Common Stock	11/20/2017	42,000	$19,879	$13,169
Allegiant Gold Ltd.	Warrants	02/09/2018	42,000	—	1,219
Liberty Gold Corp.	Units	09/14/2018	352,000	107,984	121,271
Probe Metals, Inc.	Common Stock	05/24/2018	122,000	108,836	109,272
Probe Metals, Inc.	Warrants	06/19/2018	61,000	—	8,147
				$236,699	$253,078

Summary of Investments by Sector	% of Investments	Value
Diversified Metals & Mining	2.0%	$368,857
Gold	87.8	16,416,290
Money Market Fund	2.7	502,148
Precious Metals & Minerals	4.9	910,514
Silver	2.6	484,625
	100.0%	$18,682,434

The summary of inputs used to value the Fund’s investments as of September 30, 2018 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Australia	$666,330	$2,442,600	$—	$3,108,930
Canada	11,974,801	258,185	—	12,232,986
Mexico	—	465,706	—	465,706
Monaco	98,330	—	—	98,330
South Africa	30,250	—	—	30,250
United Kingdom	476,213	—	—	476,213
United States	1,744,606	—	—	1,744,606
Warrants
Canada	484	22,781	—	23,265
Money Market Funds	502,148	—	—	502,148
Total	$15,493,162	$3,189,272	$—	$18,682,434
Other Financial Instruments:
Forward Foreign Currency Contracts	$—	$953	$—	$953

During the period ended September 30, 2018, transfers of securities from Level 2 to Level 1 were $218,456. These transfers resulted primarily from changes in certain foreign securities valuation methodologies between the last close of the securities’ primary market (Level 1) and valuation by the pricing service (Level 2), which takes into account market direction or events occurring before the Fund’s pricing time but after the last local close, as described in the Notes to Schedules of Investments.

See Notes to Schedules of Investments

VANECK VIP GLOBAL HARD ASSETS FUND

SCHEDULE OF INVESTMENTS

September 30, 2018 (unaudited)

Number of Shares		Value
COMMON STOCKS: 97.1%
Bermuda: 2.2%
243,200	Golar LNG Ltd. (USD)	$6,760,960
Brazil: 2.3%
472,700	Vale SA (ADR)	7,014,868
Canada: 16.8%
172,722	Agnico-Eagle Mines Ltd. (USD)	5,907,092
488,000	Barrick Gold Corp. (USD)	5,407,040
984,300	First Quantum Minerals Ltd.	11,209,734
136,600	Goldcorp, Inc. (USD)	1,393,320
386,900	IAMGOLD Corp. (USD) *	1,423,792
821,700	Kinross Gold Corp. (USD) *	2,218,590
183,065	Nutrien Ltd. (USD)	10,562,851
568,400	Teck Cominco Ltd. (USD)	13,698,440
		51,820,859
Israel: 0.9%
72,900	SolarEdge Technologies, Inc. (USD) *	2,744,685
Kuwait: 1.8%
3,890,609	Kuwait Energy Plc (GBP) * # § ø	5,640,953
Luxembourg: 1.1%
102,700	Tenaris SA (ADR)	3,442,504
Monaco: 0.4%
531,600	Scorpio Tankers, Inc. (USD)	1,068,516
Switzerland: 5.3%
2,988,065	Glencore Plc (GBP) * #	12,880,591
1,264,800	Weatherford International Plc (USD) *	3,427,608
		16,308,199
United Kingdom: 4.0%
317,300	KAZ Minerals Plc #	2,260,243
50,900	Randgold Resources Ltd. (ADR)	3,590,995
128,300	Rio Tinto Plc (ADR)	6,545,866
		12,397,104
United States: 62.3%
43,500	Bunge Ltd.	2,988,885
210,100	CF Industries Holdings, Inc.	11,437,844
87,100	Cimarex Energy Co.	8,095,074
404,700	CNX Resources Corp. *	5,791,257
101,794	Concho Resources, Inc. *	15,549,034
117,500	Diamondback Energy, Inc.	15,884,825
19,100	Energen Corp. *	1,645,847
117,500	EOG Resources, Inc.	14,989,475
248,900	Green Plains Renewable Energy, Inc.	4,281,080
78,200	Halliburton Co.	3,169,446
80,700	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	1,732,629
59,600	Kirby Corp. *	4,902,100
265,700	Laredo Petroleum, Inc. *	2,170,769
109,700	Louisiana-Pacific Corp.	2,905,953
992,600	Nabors Industries Ltd.	6,114,416
203,050	Newfield Exploration Co. *	5,853,932
205,600	Newmont Mining Corp.	6,209,120
24,900	Ormat Technologies, Inc.	1,347,339
445,200	Parsley Energy, Inc. *	13,022,100
423,500	Patterson-UTI Energy, Inc.	7,246,085
53,900	PBF Energy, Inc.	2,690,149
138,700	PDC Energy, Inc. *	6,790,752
76,700	Pioneer Natural Resources Co.	13,360,373
333,700	ProPetro Holding Corp. *	5,502,713
47,900	Schlumberger Ltd.	2,918,068
142,300	Steel Dynamics, Inc.	6,430,537
194,600	Sunrun, Inc. *	2,420,824
379,100	Superior Energy Services, Inc. *	3,692,434
259,900	Transocean, Inc. *	3,625,605
85,600	Tyson Foods, Inc.	5,095,768
194,400	WPX Energy, Inc. *	3,911,328
		191,775,761
Total Common Stocks (Cost: $257,542,250)		298,974,409
MONEY MARKET FUND: 2.8% (Cost: $8,430,926)
8,430,926	AIM Treasury Portfolio - Institutional Class	8,430,926
Total Investments: 99.9% (Cost: $265,973,176)		307,405,335
Other assets less liabilities: 0.1%		448,619
NET ASSETS: 100.0%		$307,853,954

Definitions:
ADR	American Depositary Receipt
GBP	British Pound
USD	United States Dollar

Footnotes:
*	Non-income producing
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $20,781,787 which represents 6.8% of net assets.
§	Illiquid Security — the aggregate value of illiquid securities is $5,640,953 which represents 1.8% of net assets.
ø	Restricted Security - the aggregate value of restricted securities is $5,640,953, or 1.8% of net assets.

Restricted securities held by the Fund as of September 30, 2018 are as follows:

Security	Acquisition Date	Number of Shares	Acquisition Cost	Value	% of Net Assets
Kuwait Energy Plc	08/06/2008	3,890,609	$11,764,893	$5,640,953	1.8%

Summary of Investments by Sector	% of Investments	Value
Consumer Staples	2.6%	$8,084,653
Energy	54.2	166,645,303
Financials	0.6	1,732,629
Industrials	2.4	7,322,924
Information Technology	0.9	2,744,685
Materials	36.2	111,096,876
Utilities	0.4	1,347,339
Money Market Fund	2.7	8,430,926
	100.0%	$307,405,335

The summary of inputs used to value the Fund’s investments as of September 30, 2018 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Bermuda	$6,760,960	$—	$—	$6,760,960
Brazil	7,014,868	—	—	7,014,868
Canada	51,820,859	—	—	51,820,859
Israel	2,744,685	—	—	2,744,685
Kuwait	—	5,640,953	—	5,640,953
Luxembourg	3,442,504	—	—	3,442,504
Monaco	1,068,516	—	—	1,068,516
Switzerland	3,427,608	12,880,591	—	16,308,199
United Kingdom	10,136,861	2,260,243	—	12,397,104
United States	191,775,761	—	—	191,775,761
Money Market Fund	8,430,926	—	—	8,430,926
Total	$286,623,548	$20,781,787	$—	$307,405,335

There were no transfers between levels during the period ended September 30, 2018.

The following table reconciles the valuation of the Fund’s Level 3 investment securities and related transactions during the period ended September 30, 2018:

Common Stocks
Kuwait
Balance as of December 31, 2017	$4,295,461
Realized gain (loss)	—
Net change in unrealized appreciation (depreciation)	—
Purchases	—
Sales	—
Transfers in and/or out of level 3	(4,295,461)
Balance as of September 30, 2018	$—

Transfers out of Level 3 resulted primarily from pending cash acquisition agreement.

See Notes to Schedules of Investments

VANECK VIP UNCONSTRAINED EMERGING MARKETS BOND FUND

SCHEDULE OF INVESTMENTS

September 30, 2018 (unaudited)

Principal Amount			Value
CORPORATE BONDS: 46.1%
Argentina: 1.1%
USD	284,000	Cia General de Combustibles SA 9.50%, 11/07/19 (c) Reg S	$257,020
Austria: 2.2%
	315,000	JBS Investments GmbH 7.75%, 10/29/18 (c) Reg S	322,604
	192,000	Suzano Austria GmbH 6.00%, 10/15/28 (c) 144A	193,008
			515,612
Bermuda: 1.4%
	311,000	Geopark Ltd. 6.50%, 09/21/21 (c) Reg S	313,721
Brazil: 1.3%
	441,000	Samarco Mineracao SA 5.75%, 10/24/23 (d) Reg S	313,110
Canada: 2.7%
	305,000	First Quantum Minerals Ltd. 7.50%, 04/01/20 (c) Reg S	290,513
	308,000	Frontera Energy Corp. 9.70%, 06/25/21 (c) 144A	324,170
			614,683
Cayman Islands: 6.4%
	318,000	Agile Group Holdings Ltd. 5.13%, 08/14/20 (c) Reg S	293,891
	300,000	China Evergrande Group 7.00%, 03/23/20 Reg S	301,496
	45,368	EP PetroEcuador via Noble Sovereign Funding I Ltd. 8.02% (ICE LIBOR USD 3 Month+5.63%), 09/24/19 (f)	45,436
		Fantasia Holdings Group Co. Ltd.
	207,000	7.38%, 10/04/19 (c) Reg S	165,089
	133,000	8.38%, 03/08/21 Reg S	111,723
	387,000	Kaisa Group Holdings Ltd. 9.38%, 06/30/21 (c) Reg S	299,483
	244,000	NagaCorp. Ltd. 9.38%, 05/21/20 (c) 144A	252,517
			1,469,635
Colombia: 2.6%
	272,000	Colombia Telecomunicaciones SA ESP 8.50% (USD Swap Semi 30/360 5 Year+6.96%), 03/30/20 (c) Reg S	280,160
	312,000	Credivalores-Crediservicios SAS 9.75%, 07/27/20 (c) 144A	312,390
			592,550
Indonesia: 1.3%
	282,000	Bukit Makmur Mandiri Utama PT 7.75%, 02/13/20 (c) Reg S	285,785
	22,633	Bumi Resources Tbk PT 0.00%, 12/11/22 ^ (b) *	11,882
			297,667
Ireland: 1.4%
	327,000	Eurotorg LLC via Bonitron DAC 8.75%, 10/30/22 144A	324,803

Luxembourg: 3.6%
	341,000	CSN Resources SA 6.50%, 07/21/20 Reg S	332,134
	213,000	MHP Lux SA 6.95%, 04/03/26 144A	199,336
	301,000	Topaz Marine SA 9.13%, 07/26/19 (c) 144A	310,996
			842,466
Malaysia: 1.0%
MYR	993,000	Country Garden Real Estate Sdn Bhd 6.60%, 02/23/23	240,275
Mauritius: 1.2%
		HTA Group Ltd.
USD	209,000	9.13%, 03/08/19 (c) Reg S	215,270
	58,000	9.13%, 03/08/19 (c) 144A	59,740
			275,010
Mexico: 0.0%
	120,000	Corp. GEO SAB de CV 9.25%, 11/01/18 (c) (d) *	30
Mongolia: 3.8%
	824,000	Trade & Development Bank of Mongolia LLC 9.38%, 05/19/20 Reg S	874,595
Netherlands: 4.2%
	301,000	Marfrig Holdings Europe BV 8.00%, 06/08/19 (c) Reg S	303,182
	211,000	Metinvest BV 7.75%, 01/23/23 (c) 144A	203,130
	490,000	Petrobras Global Finance 5.30%, 01/27/25	458,885
			965,197
Nigeria: 1.1%
	246,000	SEPLAT Petroleum Development Co. Plc 9.25%, 04/01/20 (c) 144A	247,230
Panama: 1.0%
	251,000	AES El Salvador Trust II 6.75%, 10/29/18 (c) Reg S	237,511
Peru: 2.9%
	122,000	Hunt Oil Co. of Peru LLC 6.38%, 06/01/28 144A	125,819
	330,000	Kallpa Generacion SA 4.13%, 05/16/27 (c) Reg S	306,903
	111,000	Minsur SA 6.25%, 02/07/24 Reg S	115,163
	118,000	Nexa Resources Peru SAA 4.63%, 03/28/23 Reg S	117,115
			665,000
Singapore: 2.6%
		Eterna Capital Pte Ltd.
	27,529	6.00% 10/29/18 (c) Reg S	27,873
	224,146	8.00% 10/29/18 (c)	216,870
	323,000	Indika Energy Capital III Pte Ltd. 5.88%, 11/09/21 (c) Reg S	304,454
	67,000	Innovate Capital Pte Ltd. 6.00% 10/29/18 (c)	45,080
			594,277
Ukraine: 0.5%
	123,000	Kernel Holding SA 8.75%, 01/31/22 Reg S	125,409
United Kingdom: 3.2%
	257,620	DTEK Finance Plc 10.75% 10/29/18 (c)	260,881
	305,000	Petra Diamonds US$ Treasury Plc 7.25%, 05/01/19 (c) Reg S	298,138
	182,000	Tullow Oil Plc 7.00%, 03/01/21 (c) 144A	177,678
			736,697
United States: 0.6%
	128,000	SASOL Financing USA LLC 6.50%, 06/27/28 (c)	129,899
Total Corporate Bonds (Cost: $10,606,286)			10,632,397
FOREIGN GOVERNMENT OBLIGATIONS: 49.1%
Argentina: 10.1%
		Argentine Republic Government International Bonds
EUR	326,000	5.25%, 01/15/28	303,858
	454,114	7.82%, 12/31/33	505,237
USD	257,000	Autonomous City of Buenos Aires Argentina 7.50%, 06/01/27 Reg S	232,328
	334,000	Province of Santa Fe 6.90%, 11/01/27 Reg S	266,408
		Provincia de Buenos Aires
	807,000	7.88%, 06/15/27 Reg S	675,064
	371,000	9.13%, 03/16/24 Reg S	343,509
			2,326,404
Belarus: 2.4%
		Republic of Belarus International Bonds
	123,000	6.20%, 02/28/30 144A	119,245
	421,000	6.88%, 02/28/23 Reg S	442,756
			562,001
Dominican Republic: 3.5%
		Dominican Republic International Bonds
	368,000	5.50%, 01/27/25 Reg S	370,300
	233,000	5.95%, 01/25/27 Reg S	238,184
	192,000	6.00%, 07/19/28 144A	195,734
			804,218
Egypt: 3.0%
		Egypt Government International Bonds
	475,000	6.13%, 01/31/22 Reg S	476,301
	219,000	8.50%, 01/31/47 Reg S	220,447
			696,748
El Salvador: 1.0%
	245,000	El Salvador Government International Bond 5.88%, 01/30/25 Reg S	229,278
Georgia: 1.9%
	426,000	Georgia Government International Bond 6.88%, 04/12/21 Reg S	449,528
Ghana: 2.0%
	437,000	Ghana Government International Bond 7.88%, 08/07/23 Reg S	459,069
Mexico: 4.5%
MXN	19,130,000	Mexican Bonos 8.00%, 12/07/23	1,032,993
Nigeria: 3.2%
		Nigeria Government International Bonds
USD	248,000	6.50%, 11/28/27 Reg S	239,487
	496,000	7.88%, 02/16/32 Reg S	509,328
			748,815
Poland: 5.7%
		Polish Government Bonds
PLN	1,019,000	1.75%, 07/25/21	276,170
	1,444,000	2.25%, 04/25/22	393,313
	2,334,000	2.50%, 01/25/23	635,602
			1,305,085
Rwanda: 1.0%
USD	229,000	Rwanda Government International Bond 6.63%, 05/02/23 Reg S	233,036
South Korea: 6.9%
		Export-Import Bank of Korea
	78,000	2.38%, 04/21/27	68,652
	489,000	2.90% (ICE LIBOR USD 3 Month+.57%), 06/01/21 (f)	490,152
	150,000	3.12% (ICE LIBOR USD 3 Month+.74%), 03/22/23 (f) Reg S	150,564
		Korea Development Bank
	168,000	3.00%, 01/13/26	157,423
	202,000	3.06% (ICE LIBOR USD 3 Month+.72%), 07/06/22 (f)	202,322
		Korea International Bonds
	421,000	2.75%, 01/19/27	397,060
	102,000	5.63%, 11/03/25	114,995
			1,581,168
Ukraine: 2.0%
	447,000	Ukraine Government International Bond 7.75%, 09/01/20 Reg S	451,470
Venezuela: 1.9%
		Venezuela Government International Bonds
	946,000	11.95%, 08/05/31 (d) Reg S	262,468
	653,000	12.75%, 08/23/22 (d) Reg S	180,685
			443,153
Total Foreign Government Obligations (Cost: $11,373,854)			11,322,966

Number Of Shares
COMMON STOCK: 0.0%
Mexico:0.0% (Cost: $0)
MXN	3,236	Corp. GEO SAB de CV * # ∞	54
MONEY MARKET FUND: 2.3% (Cost: $529,841)
	529,841	AIM Treasury Portfolio - Institutional Class	529,841
Total Investments: 97.5% (Cost: $22,509,981)			22,485,258
Other assets less liabilities: 2.5%			576,143
NET ASSETS: 100.0%			$23,061,401

Definitions:

EUR	Euro
MXN	Mexican Peso
MYR	Malaysian Ringgit
PLN	Polish Zloty
USD	United States Dollar

Footnotes:

(b)	Contingent Value Right
(c)	Callable Security - the redemption date shown is when the security may be redeemed by the issuer
(d)	Security in default of coupon payment
(f)	Floating Rate Bond - coupon reflects the rate in effect at the end of the reporting period
^	Zero Coupon Bond
*	Non-income producing
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $54 which represents 0.0% of net assets.
∞	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $3,045,796, or 13.2% of net assets.

Schedule of Open Forward Foreign Currency Contracts – September 30, 2018

Counterparty	Currency to be sold		Currency to be purchased		Settlement Dates	Unrealized Appreciation (Depreciation)
Bank Of America, N.A.	USD	352,333	ARS	13,740,990	10/16/2018	$(25,791)
State Street Bank And Trust Company	USD	160,081	COP	483,285,324	10/12/2018	3,047
State Street Bank And Trust Company	COP	242,920,401	USD	79,334	10/12/2018	(2,661)
State Street Bank And Trust Company	COP	240,364,923	USD	79,538	10/12/2018	(1,594)
State Street Bank And Trust Company	USD	151,749	ARS	5,758,856	10/16/2018	(14,895)
State Street Bank And Trust Company	ARS	19,499,845	USD	496,685	10/16/2018	33,289
State Street Bank And Trust Company	MYR	943,557	USD	227,857	10/22/2018	(35)
State Street Bank And Trust Company	USD	1,259,731	EUR	1,068,742	10/22/2018	(16,929)
State Street Bank And Trust Company	EUR	1,068,742	USD	1,251,582	10/22/2018	8,780
Net unrealized depreciation on forward foreign currency contracts						$(16,789)

Definitions:

ARS	Argentine Peso
COP	Colombian Peso
EUR	Euro
MYR	Malaysian Ringgit
USD	United States Dollar

Summary of Investments by Sector	% of Investments	Value
Basic Materials	10.1%	$2,277,995
Communications	2.5	555,170
Consumer, Cyclical	2.6	577,320
Consumer, Non-cyclical	4.2	950,531
Energy	11.2	2,512,545
Financial	11.6	2,598,942
Government	50.3	11,322,966
Industrial	2.7	615,534
Utilities	2.4	544,414
Money Market Fund	2.4	529,841
	100.0%	$22,485,258

The summary of inputs used to value the Fund’s investments as of September 30, 2018 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks*	$—	$—	$54	$54
Corporate Bonds*	—	10,632,397	—	10,632,397
Foreign Government Obligations*	—	11,322,966	—	11,322,966
Money Market Fund	529,841	—	—	529,841
Total	$529,841	$21,955,363	$54	$22,485,258
Other Financial Instruments:
Forward Foreign Currency Contracts	$—	$(16,789)	$—	$(16,789)

*	See Schedule of Investments for geographic sector breakouts.

During the period ended September 30, 2018, transfers of securities from Level 1 to Level 2 were $209. These transfers resulted primarily from changes in certain foreign securities valuation methodologies between the last close of the securities’ primary market (Level 1) and valuation by the pricing service (Level 2), which takes into account market direction or events occurring before the Fund’s pricing time but after the last local close, as described in the Notes to Schedules of Investments.

The following table reconciles the valuation of the Fund’s Level 3 investment securities and related transactions during the period ended September 30, 2018:

Common Stocks
Mexico
Balance as of December 31, 2017	$—
Realized gain (loss)	—
Net change in unrealized appreciation (depreciation)	(155)
Purchases	—
Sales	—
Transfers in and/or out of level 3	209
Balance as of September 30, 2018	$54

Transfers from Level 1 to Level 3 resulted primarily from a decrease in securities trading activities.

See Notes to Schedules of Investments

VANECK VIP TRUST

NOTES TO SCHEDULES OF INVESTMENTS

September 30, 2018 (unaudited)

Security Valuation—The Funds value their investments in securities and other assets and liabilities at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Securities traded on national exchanges or traded on the NASDAQ National Market System are valued at the last sales price as reported at the close of each business day. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ official closing price. Over-the-counter securities not included in the NASDAQ National Market System and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. To the extent these securities are actively traded they are categorized as Level 1 in the fair value hierarchy (as described below). Certain foreign securities, whose values may be affected by market direction or events occurring before the Funds’ pricing time (4:00 p.m. Eastern Time) but after the last close of the securities’ primary market, are fair valued using a pricing service and are categorized as Level 2 in the fair value hierarchy. The pricing service, using methods approved by the Funds’ Board of trustees, considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant ADR’s and futures contracts. The Funds may also fair value securities in other situations, such as when a particular foreign market is closed but the Fund is open. Debt securities are valued on the basis of evaluated prices furnished by an independent pricing service approved by the Board of Trustees or provided by securities dealers. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in the characteristics such as rating, interest rate and maturity date and/or (ii) quotations from bond dealers to determine current value and are categorized as Level 2 in the fair value hierarchy. Short-term obligations with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates fair value. Money market fund investments are valued at net asset value and are categorized as Level 1 in the fair value hierarchy. Forward foreign currency contracts are valued at the spot currency rate plus an amount (“points”), which reflects the differences in interest rates between the U.S. and foreign markets and are categorized as Level 2 in the fair value hierarchy. The Pricing Committee of Van Eck Associates Corporation (the “Adviser”) provides oversight of the Fund’s valuation policies and procedures, which are approved by the Fund’s Board of Trustees. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and other market sources to determine fair value.  The Pricing Committee convenes regularly to review the fair value of financial instruments or other assets. If market quotations for a security or other asset are not readily available, or if the Adviser believes it does not otherwise reflect the fair value of a security or asset, the security or asset will be fair valued by the Pricing Committee in accordance with the Fund’s valuation policies and procedures. The Pricing Committee employs various methods for calibrating the valuation approaches utilized to determine fair value, including a regular review of key inputs and assumptions, periodic comparisons to valuations provided by other independent pricing services, transactional back-testing and disposition analysis.

Certain factors such as economic conditions, political events, market trends, the nature of and duration of any restrictions on disposition, trading in similar securities of the issuer or comparable issuers and other security specific information are used to determine the fair value for these securities. Depending on the relative significance of valuation inputs, these securities may be classified either as Level 2 or Level 3 in the fair value hierarchy. The price which the Funds may realize upon sale of an investment may differ materially from the value presented in the Schedules of Investments.

The Funds utilize various methods to measure the fair value of their investments on a recurring basis, which includes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. The fair value hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The transfers between levels of the fair value hierarchy assume the financial instruments were transferred at the beginning of the reporting period. The three levels of the fair value hierarchy are described below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of the inputs, the levels used to value each Fund’s investments, and transfers between levels are located in the Schedules of Investments. Additionally, tables that reconcile the valuation of each Fund’s Level 3 investments and that present additional information about the valuation methodologies and unobservable inputs, if applicable, are located in the Schedules of Investments.

Basis for Consolidation—The VIP Gold Fund Subsidiary (the “Subsidiary”), a Cayman Islands exempted company, was incorporated on January 25, 2013. The Subsidiary is currently a wholly-owned subsidiary of the VanEck VIP Global Gold Fund (the “Fund”) and acts as an investment vehicle in order to effect certain investments on behalf of the Fund.

ITEM 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c)) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) VanEck VIP Trust

By John J. Crimmins, Treasurer  & Chief Financial Officer, VanEck VIP Trust

Date: November 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By Jan F. van Eck, Chief Executive Officer, VanEck VIP Trust

Date: November 27, 2018

By John J. Crimmins, Treasurer & Chief Financial Officer, VanEck VIP Trust

Date: November 27, 2018